Summary of Significant Accounting Policies - Narrative (Details) $ in Millions	Jan. 01, 2018 USD ($) [1]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principles	$ 0.0
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principles	0.4
Accumulated Other Comprehensive Income
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principles	$ (0.4)

[1]	Amounts relate to: (i) the requirement to recognize the changes in fair value of equity securities directly within income (resulting in a reclassification of unrealized gains as of January 1, 2018 between accumulated other comprehensive income (“AOCI”) and retained earnings); and (ii) the reclassification from AOCI to retained earnings for stranded tax effects resulting from the U.S. Tax Cuts and Jobs Act. See Note 2 for additional information.